SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total	$ 2,230,520	$ 2,523,383
M P A R [Member]
Product Information [Line Items]
Total	1,293,238	2,006,885
TAAP/OUD [Member]
Product Information [Line Items]
Total	$ 937,282	$ 516,498